OTHER INCOME AND EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense)
Other income (expense) net consisted of the following for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Impairment of LPB related assets	(1,076,258)	—
Equity loss in affiliates	(2,049,070)	(2,131)
Tonogold reimbursement of Pelen LLC acquisition costs	—	234,944
Change in fair value of Tonogold preferred shares	—	(2,544,000)
Change in fair value Tonogold note receivable	(418,500)	(642,997)
Tonogold note receivable amendment fee income	362,500	—
Writedown of uncollectible receivable	(300,000)	—
Recognition of grant from CARES Act PPP loan	—	261,170
LINICO dividend income	426,763	—
Other	75,202	425,185
Total other income (expense)	$(2,979,363)	$(2,267,829)
Other income (expense) net consisted of the following for the three months ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021
Change in fair value Tonogold note receivable	(605,000)	745,500
Tonogold amendment fee and charges	14,652	262,500
LPB settlement and related expenses	(250,000)	—
Equity loss in affiliates	(266,903)	(31,454)
All other	(23,556)	22,945
Total other income (expense)	$(1,130,807)	$999,491